Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

May 24, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destra Investment Trust (Registration Nos. 811-22417, 333-167073); (the “Trust”)

Ladies and Gentlemen:

On behalf of the Trust, I have transmitted herewith for filing Post-Effective Amendment No. 65 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 66 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment is being filed to register shares of a new series of the Trust, the Destra Granahan Small Cap Advantage Fund.

Pursuant to Rule 485(a)(2) under the 1933 Act, it is proposed that the Amendment become effective 75 days after filing.

Questions and comments may be directed to the undersigned at (312) 569-1109 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Benjamin D. McCulloch
Benjamin D. McCulloch